WARRANT LIABILITIES	6 Months Ended
Jun. 30, 2025
WARRANT LIABILITIES
WARRANT LIABILITIES

12.WARRANT LIABILITIES

Six Months Ended
June 30, 2025
US$
Balance as of December 31, 2024	3,340
Change in fair values	(1,722)
Balance as of June 30, 2025	1,618

Public Warrant and Sponsor Warrants

As stated in note 1(b)(vi), 9,550,246 Public Warrants were issued to the then public shareholders of LCAA in exchange for the warrants held by public shareholders of LCAA, and 5,486,784 Sponsor warrants were issued to the Sponsor in exchange for warrants held by the Sponsor.

Given the Public Warrants are publicly traded on Nasdaq, the liability is measured at fair value using observable inputs and categorized in Level 1 of the fair value hierarchy, while the Sponsor Warrants liability is measured at fair value using unobservable inputs and categorized in Level 3 of the fair value hierarchy. The binomial option pricing model is used for estimating the fair value of the Sponsor Warrants. As of June 30, 2025, the fair value of the Sponsor Warrants was estimated with the following assumptions:

As of June 30, 2025

Risk-free interest rate	3.72%
Dividend rate	0.0%
Expected term (years)	3.64 years
Expected volatility	52.55%
Spot price	US$2.20